Plan’s Interest in Master Trust - Schedule of Net Investment Gain (Details) - EBP 005 $ in Thousands	12 Months Ended
Apr. 30, 2025 USD ($)
EBP, Master Trust [Line Items]
Total income	$ 1,162,473
Total Master Trust Assets
EBP, Master Trust [Line Items]
Net appreciation in fair value of investments	1,173,386
Dividends on Medtronic plc ordinary shares	14,552
Interest and dividends	663
Total income	$ 1,188,601